Market risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Convertible notes payable	¥ 10,011	¥ 7,264
Loan Payable	161,439	161,439
Loan Receivables	248,350	753,043
Market risk [member]
Statement [Line Items]
Loan Payable	161,439	161,439
Loan Receivables	¥ 193,682	¥ 556,112